Capital structure and financial items - Financial risks - Cash and cash equivalents and financial reserves (Details) kr in Millions	Dec. 31, 2023 DKK (kr)	Dec. 31, 2022 DKK (kr)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 DKK (kr)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 DKK (kr)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash and cash equivalents (note 4.7)	kr 14,392	kr 12,653		kr 10,719		kr 12,226
Marketable securities	15,838	10,921		6,765
Undrawn committed credit facility	11,552	11,527		11,526
Borrowings (Note 4.6)	(5,431)	(480)		(12,861)
Financial reserves	kr 36,351	kr 34,621		kr 16,149
EUR Undrawn committed credit facility
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Maximum borrowing capacity | €			€ 1,550,000,000		€ 1,550,000,000